Acquisition - Schedule of Pro Forma Information (Details)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenue	$ 2,670,142
Net Loss	$ (16,443,673)
Net loss per common share - basic and fully diluted | $ / shares	$ (21.49)
Weighted average common shares outstanding - basic and diluted | shares	765,178